InsightShares LGBT Employment Equality ETF
InsightShares LGBT Employment Equality ETF
Investment Objective

The InsightShares LGBT Employment Equality ETF (the “Fund”) seeks to provide investment results that, before fees and expenses, track the price and yield performance of the UBS LGBT Employment Equality Index (the “Index”).

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table and the Example below do not include the brokerage commissions that investors may pay on their purchases and sales of shares of the Fund.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	InsightShares LGBT Employment Equality ETF InsightShares LGBT Employment Equality ETF
Management Fee	0.65%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Total Annual Fund Operating Expenses	0.65%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
InsightShares LGBT Employment Equality ETF | InsightShares LGBT Employment Equality ETF | USD ($)	66	208	362	810

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares of the Fund are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. For the fiscal period January 10, 2018 (commencement of operations) through November 30, 2018, the Fund's portfolio turnover rate was 3% of the average value of its portfolio.

Principal Investment Strategies

The Fund will normally invest at least 80% of its total assets in securities of the Index. The Index is designed to measure the performance of a portfolio of large and mid-capitalization U.S. stocks of companies with workplaces that promote and provide equality for lesbian, gay, bisexual and transgender (“LGBT”) employees, as indicated by the Human Rights Campaign Foundation™ (“HRC”)'s Corporate Equality Index® (the “CEI”). Launched in 2002, the CEI is the nationally recognized benchmarking report for businesses to gauge their level of LGBT workplace inclusion against competitors. The CEI, which is published annually, awards participating companies ratings ranging from 0 to 100 on the basis of their responses to the CEI survey, which requires companies to answer a series of questions that address the following:

●     How the company's policies address non-discrimination against employees based on sexual orientation or gender identity;

●     The extent to which the company provides equitable benefits to LGBT workers and their families;

●     The measures the company takes to provide internal education and maintain accountability metrics to promote LGBT inclusion competency; and

●     Whether a company has made a public commitment to the LGBT community.

In addition, a company's rating takes into consideration publicly available information such as tax filings showing gifts to anti-LGBT groups and allegations or case law alleging discrimination against LGBT individuals, as well as information collected in a proprietary database maintained by the HRC. The HRC invites companies included in Fortunemagazine's list of the 1,000 largest publicly-traded businesses and American Lawyer magazine's list of the top 200 revenue grossing law firms to participate in the CEI. In addition, any private sector (non-government) employer with 500 or more full-time U.S. employees that is not owned by a larger U.S.-incorporated entity can request to participate. The CEI does not rate public sector (government) employers or businesses with fewer than 500 full-time U.S. employees.

The eligible universe of Index components includes companies that (1) are components of the Solactive US Large & Mid Cap Index; (2) are part of the HRC's CEI; (3) are listed on a U.S. regulated stock exchange as either common stock or real estate investment trusts (“REITs”); (4) have a security-level market capitalization of at least $1 billion; (5) have an average daily trading value of at least $25 million over the three month period prior to and on the date the company is selected for inclusion in the Index; and (6) have positive operating income over the prior twelve months. Companies in the eligible universe that meet the foregoing eligibility requirements and have obtained a rating of 85 or higher on the CEI point scale will be selected as final components for the Index. Index components are evaluated and adjusted on an annual basis. Index components are market capitalization weighted at each reconstitution of the Index. As of March 1, 2019, the Index comprised approximately 296 component securities.

The Fund employs a “passive management” investment strategy designed to track the performance of the Index. Vident Investment Advisory, LLC (“Vident” or the “Sub-Adviser”), the Fund's sub-adviser, generally will use a replication methodology, meaning it will invest in all of the securities comprising the Index in proportion to their respective weightings in the Index. However, the Sub-Adviser may utilize a sampling methodology under various circumstances, including when it may not be possible or practicable to purchase all of the securities in the Index. Exchange Traded Concepts, LLC (the “Adviser”) expects that over time, if the Fund has sufficient assets, the correlation between the Fund's performance, before fees and expenses, and that of the Index will be 95% or better. A figure of 100% would indicate perfect correlation.

The Fund may invest up to 20% of its total assets in investments that are not included in the Index, but which the Adviser or the Sub-Adviser believes will help the Fund track the performance of the Index.

The Fund will concentrate its investments (i.e., invest more than 25% of its net assets) in a particular industry or group of industries to approximately the same extent that the Index concentrates in an industry or group of industries. As of March 1, 2019, the Index was not concentrated in any industry. In addition, in replicating the Index, the Fund may from time to time invest a significant portion of its assets in the securities of companies in one or more sectors. As of March 1, 2019, a significant portion of the Index consisted of companies in the information technology sector.

The Index was created and is provided by UBS AG (“UBS”), which is not an affiliate of the Fund, the Adviser, or the Sub-Adviser. The Index is calculated and administered by Solactive AG, which is not an affiliate of the Fund, the Adviser, the Sub-Adviser, or UBS. The Adviser has entered into a license agreement with UBS pursuant to which the Adviser pays a fee to use the Index.  The Adviser is sublicensing rights to the Index to the Fund at no charge.

Principal Risks

As with all funds, a shareholder is subject to the risk that his or her investment could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The principal risks affecting shareholders' investments in the Fund are set forth below.

Authorized Participants, Market Makers and Liquidity Providers Concentration Risk. Because the Fund is an exchange-traded fund (“ETF”), only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material discount to their NAV per share and possibly face delisting: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Common Stock Risk. Common stock holds the lowest priority in the capital structure of a company, and therefore takes the largest share of the company's risk and its accompanying volatility. The value of the common stock held by the Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate, or facts relating to specific companies in which the Fund invests.

Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in the Fund being unable to buy or sell certain securities or financial instruments. In such circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Index Tracking Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index.

Industry Concentration Risk.  Because the Fund's assets will be concentrated in an industry or group of industries to the extent the Index concentrates in a particular industry or group of industries, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries. As of March 1, 2019, the Index was not concentrated in any particular industry or group of industries.

Issuer-Specific Risk. Fund performance depends on the performance of individual securities to which the Fund has exposure. Issuer-specific events, including changes in the financial condition of an issuer, can have a negative impact on the value of the Fund.

Large Capitalization Risk. Returns on investments in securities of large companies could trail the returns on investments in securities of smaller and mid-sized companies.

Market Risk. The market price of a security or instrument could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The market value of a security may also decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.

Mid-Capitalization Risk. The mid-capitalization companies in which the Fund invests may be more vulnerable to adverse business or economic events than larger, more established companies, and may underperform other segments of the market or the equity market as a whole. Securities of mid-capitalization companies generally trade in lower volumes, are often more vulnerable to market volatility, and are subject to greater and more unpredictable price changes than larger capitalization stocks or the stock market as a whole.

New/Smaller Fund Risk. A new or smaller fund is subject to the risk that its performance may not represent how the fund is expected to or may perform in the long term. In addition, new funds have limited operating histories for investors to evaluate and new and smaller funds may not attract sufficient assets to achieve investment and trading efficiencies. There can be no assurance that the Fund will achieve an economically viable size, in which case it could ultimately liquidate. The Fund may be liquidated by the Board of Trustees without a shareholder vote. In a liquidation, shareholders of the Fund will receive an amount equal to the Fund's NAV, after deducting the costs of liquidation, including the transaction costs of disposing of the Fund's portfolio investments. Receipt of a liquidation distribution may have negative tax consequences for shareholders. Additionally, during the Fund's liquidation all or a portion of the Fund's portfolio may be invested in a manner not consistent with its investment objective and investment policies.

Operational Risk. The Fund and its service providers may experience disruptions that arise from human error, processing and communications errors, counterparty or third-party errors, technology or systems failures, any of which may have an adverse impact on the Fund.

Passive Investment Risk. The Fund is not actively managed and, therefore, the Fund would not sell a security due to current or projected underperformance of the security, industry or sector, unless that security is removed from the Index or selling the security is otherwise required upon a rebalancing of the Index.

Ratings Methodology Risk. The Fund seeks to track the performance of stocks of companies that have obtained a rating of 85 or higher on the HRC's CEI point scale. Changes in the ratings methodology the HRC uses to rate companies may have an adverse effect on the Fund. No assurance can be given that stocks of companies with a particular rating will outperform stocks of other companies. Moreover, there is no guarantee that the ratings methodology will generate or produce the intended results, and stocks of companies that have obtained a rating on the CEI may underperform stocks of companies that have obtained a lower rating or that have not been rated. The trend of companies supporting workplace equality for LGBT employees is relatively recent, and there may be a limited number of companies which meet the Index's criteria. In addition, political trends towards increasing legal equality for LGBT persons could stall or reverse: whether as a result or separately, the number of companies supporting workplace equality for LGBT employees could stop increasing or even decrease.

REIT Risk. The Index may include REITs. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the Fund's investments in REITs. Investing in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. In addition, REITs are subject to the possibility of failing to qualify for the favorable U.S. federal income tax treatment generally available to them under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), and failing to maintain exemption from the registration requirements of the Investment Company Act of 1940, as amended (the “1940 Act”).

Sector Focus Risk. The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund's sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. The list below is not a comprehensive list of the sectors to which the Fund may have exposure over time and should not be relied on as such.

Information Technology Sector Risk. The Fund is subject to the risk that market or economic factors impacting technology companies and companies that rely heavily on technology advances could have a major effect on the value of the Fund's investments in the technology sector. The value of stocks of technology companies and companies that rely heavily on technology is particularly vulnerable to rapid changes in technology product cycles, rapid product obsolescence, government regulation and competition, both domestically and internationally, including competition from foreign competitors with lower production costs.

Trading Risk. Shares of the Fund may trade on the NYSE Arca, Inc. (the “Exchange”) above or below their NAV. The NAV of shares of the Fund will fluctuate with changes in the market value of the Fund's holdings. In addition, although the Fund's shares are currently listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained. Trading in Fund shares may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in shares of the Fund inadvisable.

Performance Information

The Fund commenced operations on January 10, 2018 and, therefore, does not have performance history for a full calendar year. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included that will provide some indication of the risks of investing in the Fund by comparing the Fund's return to a broad measure of market performance.